SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options, Outstanding, Beginning balance	26,520,000	26,520,000	26,802,500
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	16 years 6 months 3 days	17 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of Options, Outstanding, Granted
Weighted Average Exercise Price, Outstanding, Granted
Number of Options, Outstanding, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Number of Options, Outstanding, Cancelled/Forfeited			(282,500)
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited			$ 0.12
Number of Options, Outstanding, Ending balance	26,520,000	26,520,000	26,520,000	26,802,500
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.12	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance
Number of Options, Exercisable	26,520,000
Weighted Average Exercise Price, Exercisable	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	16 years 6 months 3 days
Aggregate Intrinsic Value, Exercisable
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years)		17 years 3 months 7 days	18 years 3 months 7 days	19 years 1 month 13 days
Number of Options, Outstanding, Exercisable	26,520,000		26,802,500
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.12		$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable		17 years 3 months 7 days		19 years 1 month 13 days
Aggregate Intrinsic Value, Exercisable, Beginning balance
Weighted Average Remaining Contractual Life (In Years), Cancelled/Forfeited			5 years
Weighted Average Exercise Price, Outstanding, Ending balance		$ 0.12	$ 0.12	$ 0.12
Number of Options, Outstanding, Exercisable		26,520,000		26,802,500
Weighted Average Exercise Price, Outstanding, Exercisable		$ 0.12		$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance